Net exchange-rate differences - Summary of Net exchange-rate differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Exchange Rate Differences [Abstract]
Other operating income and expense, net	$ 662	$ (1,792)	$ 332
Net foreign exchange difference	12,661	396	(1,046)
Exchange-rate differences—net	$ 13,323	$ (1,396)	$ (714)